Investment in Affiliate (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Investment In Affiliate

	Description of business	Acquisition Date	Ownership %
			2010	2011	2012
Resort Solution Co., Ltd. (“Resort Solution”)	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Summary Of Financial Information Accounted By Equity Method Investment

	Millions of Yen		Thousands of U.S. Dollars
	2011	2012	2012
Financial Position:
Property and equipment, net	¥16,368	¥11,361	$138,228
Other assets, net	13,077	19,569	238,095

Total assets	¥29,445	¥30,930	$376,323

Debt	¥7,136	¥7,642	$92,979
Other liabilities	13,754	14,335	174,413
Noncontrolling interest	32	83	1,010
Total Resort Solution stockholders’ equity	8,523	8,870	107,921

Total liabilities and equity	¥29,445	¥30,930	$376,323

Summary Of Operations Accounted By Equity Method Investment

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Operations:
Revenues	¥22,807	¥19,961	¥17,992	$218,907
Cost of revenues	10,988	9,403	8,696	105,803
Selling, general and administrative expenses	11,114	10,430	9,177	111,656

Operating income	705	128	119	1,448
Interest expense, net	(116)	(122)	(151)	(1,837)
Other, net	(65)	321	524	6,375

Net income	¥524	¥327	¥492	$5,986